UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Tyrus Capital S.A.M.

Address:   4 Avenue Roqueville
           Monaco, Monaco MC 98000


Form 13F File Number: 028-15032


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mark Madden
Title:  Director
Phone:  +00 377 9999 5030

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Madden                    Monaco, Monaco                     5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:  $    1,019,282
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACME PACKET INC              COM            004764106   49,115 1,680,000 SH       SOLE                1,680,000      0    0
AMERICAN INTL GROUP INC      COM NEW        026874784   77,640 2,000,000 SH  PUT  SOLE                2,000,000      0    0
AMERICAN INTL GROUP INC      COM NEW        026874784   77,640 2,000,000 SH       SOLE                2,000,000      0    0
COSAN LTD                    SHS A          G25343107    9,575   491,000 SH       SOLE                  491,000      0    0
DEERE & CO                   COM            244199105   32,044   372,695 SH       SOLE                  372,695      0    0
DIRECTV                      COM            25490A309   56,590 1,000,000 SH  PUT  SOLE                1,000,000      0    0
DIRECTV                      COM            25490A309   83,363 1,473,100 SH       SOLE                1,473,100      0    0
EBAY INC                     COM            278642103   81,330 1,500,000 SH       SOLE                1,500,000      0    0
INTEL CORP                   COM            458140100   44,325 2,030,000 SH       SOLE                2,030,000      0    0
MEAD JOHNSON NUTRITION CO    COM            582839106   16,265   210,000 SH  PUT  SOLE                  210,000      0    0
MEAD JOHNSON NUTRITION CO    COM            582839106   32,142   415,000 SH       SOLE                  415,000      0    0
METROPCS COMMUNICATIONS INC  COM            591708102    9,810   900,000 SH       SOLE                  900,000      0    0
MICROSOFT CORP               COM            594918104   28,605 1,000,000 SH  CALL SOLE                1,000,000      0    0
MICROSOFT CORP               COM            594918104   18,879   660,000 SH       SOLE                  660,000      0    0
MORGAN STANLEY               COM NEW        617446448   45,499 2,070,000 SH  PUT  SOLE                2,070,000      0    0
MORGAN STANLEY               COM NEW        617446448   49,125 2,235,000 SH       SOLE                2,235,000      0    0
ORACLE CORP                  COM            68389X105   38,796 1,200,000 SH  PUT  SOLE                1,200,000      0    0
ORACLE CORP                  COM            68389X105   38,796 1,200,000 SH       SOLE                1,200,000      0    0
SUPERVALU INC                COM            868536103      777   154,100 SH       SOLE                  154,100      0    0
ULTA SALON COSMETCS & FRAG I COM            90384S303   76,087   936,000 SH       SOLE                  936,000      0    0
WHOLE FOODS MKT INC          COM            966837106   53,785   620,000 SH       SOLE                  620,000      0    0
YPF SOCIEDAD ANONIMA         SPON ADR CL D  984245100   35,787 2,504,334 SH       SOLE                2,504,334      0    0
YUM BRANDS INC               COM            988498101   63,307   880,000 SH       SOLE                  880,000      0    0


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